Deferred tax - Calculated tax losses carried forward (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	R 5,065	R 4,230
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	207	167
One to five years
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised		1,085
More than five years
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	1,307	763
Indefinite Life
Disclosure of temporary difference, unused tax losses and unused tax credits
Calculated tax losses carried forward that have not been recognised	R 3,551	R 2,215